UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
July 31, 2016
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 91.7%
	Shares	Value
CONSUMER DISCRETIONARY — 15.8%
Aramark	8,200	$293,970
Discovery Communications, Cl C *	29,025	712,274
Gap	16,000	412,640
Kohl’s	10,850	451,251
Liberty Braves Group, Cl C *	3,188	50,944
Liberty Media Group, Cl C *	20,306	455,261
Liberty SiriusXM Group, Cl C *	21,225	748,181
Liberty Ventures, Ser A *	20,700	780,597
Macy’s	12,800	458,624
Michael Kors Holdings *	17,625	911,565
News	36,325	488,208
News, Cl A	61,300	795,061
Priceline Group *	200	270,162

		6,828,738

CONSUMER STAPLES — 8.0%
Coca-Cola	17,000	741,710
Kellogg	4,700	388,737
Molson Coors Brewing, Cl B	2,300	234,968
Procter & Gamble	13,725	1,174,723
Wal-Mart Stores	12,600	919,422

		3,459,560

ENERGY — 4.5%
Antero Resources *	8,000	209,520
Kinder Morgan	12,000	243,960
Marathon Petroleum	22,100	870,519
Valero Energy	11,975	626,053

		1,950,052

FINANCIALS — 16.3%
Allstate	13,425	917,330
American Express	26,075	1,680,794
American International Group	3,800	206,872
Berkshire Hathaway, Cl B *	4,000	577,080
CIT Group	14,600	504,576
Citigroup	15,400	674,674
Loews	13,950	576,554
Progressive	22,600	734,726
SunTrust Banks	18,600	786,594
Willis Towers Watson	3,000	370,860

		7,030,060

HEALTH CARE — 15.4%
Allergan*	5,400	1,365,930
Cigna	5,725	738,296
Express Scripts Holding *	3,400	258,638
Gilead Sciences	14,125	1,122,514
Laboratory Corp of America Holdings *	7,525	1,050,189
McKesson	1,000	194,560
Medtronic	3,750	328,613
Pfizer	27,550	1,016,319
Teva Pharmaceutical Industries ADR	10,450	559,075

		6,634,134

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
July 31, 2016
(Unaudited)

COMMON STOCK — continued
	Shares	Value
INDUSTRIALS — 1.1%
General Electric	6,275	$195,404
Rolls-Royce PLC ADR	25,000	261,750

		457,154

INFORMATION TECHNOLOGY — 21.7%
Alphabet, Cl C *	1,737	1,335,388
Apple	13,340	1,390,162
Avnet	9,800	402,780
Cisco Systems	39,100	1,193,723
CommerceHub, Ser A *	2,070	29,187
CommerceHub, Ser C *	4,140	57,960
eBay *	25,900	807,044
Micron Technology *	45,925	631,009
NetApp	28,300	745,705
Oracle	17,900	734,616
QUALCOMM	20,650	1,292,277
Western Digital	15,875	754,221

		9,374,072

TELECOMMUNICATION SERVICES — 2.1%
Verizon Communications	16,125	893,486

UTILITIES — 6.8%
Alliant Energy	11,550	464,888
FirstEnergy	8,000	279,360
National Grid ADR	8,200	594,090
PPL	27,275	1,028,540
Xcel Energy	12,900	567,342

		2,934,220

TOTAL COMMON STOCK (Cost $34,739,956)		39,561,476

SHORT-TERM INVESTMENT (A) — 8.4%
Federated Government Obligations Money Market Fund, 0.230%	3,644,531	3,644,531

TOTAL SHORT-TERM INVESTMENT (Cost $3,644,531)		3,644,531

TOTAL INVESTMENTS — 100.1% (Cost $38,384,487)†		$43,206,007

Percentages are based on Net Assets of $43,183,245.
*	Non-income producing security.
(A)	The rate reported is the 7-day effective yield as of July 31, 2016.
ADR	American Depositary Receipt
Cl	Class
PLC	Public Limited Company
Ser	Series

†	At July 31, 2016, the tax basis cost of the Portfolio’s investments was $38,384,487, and the unrealized appreciation and depreciation were $5,592,484 and $(770,964), respectively.

THE ADVISORS’ INNER CIRCLE FUND	TS&W EQUITY
PORTFOLIO
July 31, 2016
(Unaudited)

As of July 31, 2016, all of the Portfolio’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended July 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended July 31, 2016, there were no Level 3 securities.

For information regarding the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual and annual financial statements.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 29, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 29, 2016